INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Franchise agreements CNY	Dec. 31, 2013 Franchise agreements CNY	Dec. 31, 2014 Non-compete agreement CNY	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2014 Favorable lease agreements CNY	Dec. 31, 2013 Favorable lease agreements CNY	Dec. 31, 2014 Purchased software CNY	Dec. 31, 2013 Purchased software CNY	Dec. 31, 2014 Brand name CNY	Dec. 31, 2013 Brand name CNY
Intangible assets, net
Intangible assets, gross	151,376	137,583			7,700	7,700	400	400	79,378	76,048	35,298	24,835	28,600	28,600
Less: Accumulated amortization	(46,839)	(35,738)
Total	104,537	101,845		16,848
Unfavorable lease
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,604)	(2,307)
Unfavorable lease agreements, net	1,320	1,617
Amortization expense of intangible assets	11,101	9,846	10,501